Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Income Tax Disclosure [Abstract]
Loss before income tax	$ (139,089,000)	$ (122,314,000)	$ (109,568,000)
Tax on pre-tax loss	(29,209,000)	(25,686,000)	(23,009,000)
Loss not subject to tax	27,767,000	25,686,000	23,009,000
State income tax rate	(744,000)	0	0
Permanent differences	46,000	889,000	443,000
Adjustment for foreign income tax rate differential	1,346,000	233,000	116,000
Credits	(374,000)	0	0
Valuation allowance	1,168,000	(993,000)	(611,000)
Other	0	(129,000)	5,000
Total income tax	$ 0	$ 0	$ (47,000)